Leases (Cash Flow Information) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Cash flow information:
Operating cash flows from operating leases	$ 2,545	$ 2,197	$ 4,462
Operating cash flows from finance leases	18	7	29
Financing cash flows from finance leases	49	47	104
Right-of-use assets obtained in exchange for lease obligations:
Operating leases	34	16,746	17,658
Finance Leases	$ 48	$ 358	$ 430
Weighted average remaining lease term:
Operating leases (in years)	13 years 2 months 12 days	13 years 11 months 15 days	13 years 4 months 9 days
Finance leases (in years)	3 years 5 months 19 days	4 years 7 months 17 days	3 years 11 months 15 days
Weighted average discount rates:
Operating leases	11.77%	11.79%	11.77%
Finance leases	8.92%	10.70%	9.37%